PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,490		$ 1,551
Depreciation/impairment expense	(338)		(263)
Property, plant and equipment	15,893	[1]	15,325
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,553		4,553
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	107		113
Depreciation/impairment expense	(12)		0
Property, plant and equipment	366		392
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1		1
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	866		809
Depreciation/impairment expense	(160)		(150)
Property, plant and equipment	3,729		3,930
Buildings | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25		20
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	467		565
Depreciation/impairment expense	(132)		(88)
Property, plant and equipment	6,507		5,541
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,198		2,095
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0		11
Depreciation/impairment expense	(12)		(12)
Property, plant and equipment	2,635		2,858
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,329		2,437
Others
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	50		53
Depreciation/impairment expense	(22)		(13)
Property, plant and equipment	1,166		1,053
Others | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0		$ 0

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.